Employee Benefit Plans (Plans with PBO/APBO in excess of Plan assets) (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Aggregate Projected Benefit Obligation	CAD 2,579	CAD 1,489
Aggregate Fair Value of Plan Assets	2,171	1,261
Funded Status	(408)	(228)
Non-pension Benefit Plans [Member
Defined Benefit Plan Disclosure [Line Items]
Aggregate Projected Benefit Obligation	358	87
Aggregate Fair Value of Plan Assets	39	5
Funded Status	CAD (319)	CAD (82)